Employee Benefit Plans - Amounts recognized in balance sheet (Detail) - USD ($) $ in Thousands	Nov. 27, 2016	Nov. 29, 2015
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 5,555	$ 8,842
Accrued benefit liability - current portion	(9,142)	(9,044)
Accrued benefit liability - long-term portion	(351,025)	(355,612)
Amount recognized in balance sheet	(354,612)	(355,814)
Accumulated other comprehensive loss:
Net actuarial loss	(385,942)	(365,657)
Net prior service benefit	420	471
Other comprehensive income (loss)	(385,522)	(365,186)
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Accrued benefit liability - current portion	(11,485)	(12,500)
Accrued benefit liability - long-term portion	(100,966)	(105,240)
Amount recognized in balance sheet	(112,451)	(117,740)
Accumulated other comprehensive loss:
Net actuarial loss	(28,665)	(26,076)
Net prior service benefit	0	0
Other comprehensive income (loss)	$ (28,665)	$ (26,076)